Revision of Previously-Issued Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revision Of Previously Issued Financial Statements [Abstract]
Summary of Effect of Correction on Financial Statements

The following tables present the revised results for each quarterly period that was impacted, the adjustments made to each period and the previously reported amounts to summarize the effect of the revision on the previously-issued consolidated financial statements for the periods impacted.

(As reported)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224	$166,800
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,387	$102,926	$85,921	$85,717	$108,898	$147,526	$103,268
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,810	$34,229	$41,267	$45,015	$40,818
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204	$10,093
Total operating expenses	$100,687	$125,467	$150,097	$130,060	$129,596	$160,126	$202,745	$154,179
Income from operations	$4,059	$17,345	$19,377	$7,151	$9,127	$16,789	$30,479	$12,621
Income (loss) before income taxes	$(3,514)	$8,286	$7,995	$2,697	$941	$9,605	$19,935	$8,484
Income tax expense	$1,024	$22	$494	$460	$70	$1,519	$2,818	$1,414
Net income (loss)	$(4,538)	$8,264	$7,501	$2,237	$871	$8,086	$17,117	$7,070
Net income attributable to non-controlling interests	$—	$—	$1,875	$1,338	$454	$6,056	$11,107	$4,910
Net income (loss) attributable to Funko, Inc.	$(4,538)	$8,264	$5,626	$899	$417	$2,030	$6,010	$2,160

Earnings per share of Class A common stock:
Basic			$0.04	$0.04	$0.02	$0.09	$0.24	$0.08
Diluted			$0.04	$0.04	$0.01	$0.08	$0.23	$0.08

(Adjustment)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$—	$—	$—	$—	$—	$—	$—	$265
Cost of sales (exclusive of depreciation and amortization shown separately below)	$—	$219	$(331)	$723	$167	$148	$1,646	$388
Selling, general, and administrative expenses	$—	$—	$—	$(308)	$308	$—	$—	$(350)
Depreciation and amortization	$—	$—	$—	$—	$—	$—	$—	$137
Total operating expenses	$—	$219	$(331)	$415	$475	$148	$1,646	$175
Income from operations	$—	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)	$90
Income (loss) before income taxes	$—	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)	$90
Income tax expense	$(435)	$—	$161	$103	$122	$387	$(48)	$15
Net income (loss)	$435	$(219)	$170	$(518)	$(597)	$(535)	$(1,598)	$75
Net income attributable to non-controlling interests	$—	$—	$172	$(216)	$(250)	$(75)	$(815)	$40
Net income (loss) attributable to Funko, Inc.	$435	$(219)	$(2)	$(302)	$(347)	$(460)	$(783)	$35

Earnings per share of Class A common stock:
Basic			$—	$(0.01)	$(0.02)	$(0.02)	$(0.03)	$—
Diluted			$—	$(0.02)	$(0.01)	$(0.02)	$(0.03)	$—

(Revised)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224	$167,065
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,606	$102,595	$86,644	$85,884	$109,046	$149,172	$103,656
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,502	$34,537	$41,267	$45,015	$40,468
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204	$10,230
Total operating expenses	$100,687	$125,686	$149,766	$130,475	$130,071	$160,274	$204,391	$154,354
Income from operations	$4,059	$17,126	$19,708	$6,736	$8,652	$16,641	$28,833	$12,711
Income (loss) before income taxes	$(3,514)	$8,067	$8,326	$2,282	$466	$9,457	$18,289	$8,574
Income tax expense	$589	$22	$655	$563	$192	$1,906	$2,770	$1,429
Net income (loss)	$(4,103)	$8,045	$7,671	$1,719	$274	$7,551	$15,519	$7,145
Net income attributable to non-controlling interests	$—	$—	$2,047	$1,122	$204	$5,981	$10,292	$4,950
Net income (loss) attributable to Funko, Inc.	$(4,103)	$8,045	$5,624	$597	$70	$1,570	$5,227	$2,195

Earnings per share of Class A common stock:
Basic			$0.04	$0.03	$—	$0.07	$0.21	$0.08
Diluted			$0.04	$0.02	$—	$0.06	$0.20	$0.08

(As reported)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627	$117,618
Inventory	$57,982	$78,836	$79,082	$73,950	$63,591	$81,206	$86,622	$75,396
Total current assets	$183,935	$217,112	$224,015	$193,686	$189,472	$244,110	$260,639	$232,495

Goodwill	$106,521	$107,265	$110,902	$113,498	$113,052	$112,977	$112,818	$121,892
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645	$233,155
Deferred tax asset	$—	$—	$51	$82	$78	$5,795	$7,346	$21,081
Total assets	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019	$689,063

Liabilities:
Accrued royalties	$16,297	$25,380	$25,969	$18,858	$19,351	$31,494	$39,020	$28,359
Accrued expenses and other current liabilities	$27,044	$32,871	$27,032	$29,726	$25,730	$31,066	$27,621	$19,647
Total current liabilities	$158,367	$204,912	$129,926	$118,496	$122,152	$165,281	$137,856	$120,100
Deferred tax liability	$—	$—	$588	$689	$259	$65	$5	$23
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,474	$3,929	$4,027	$4,789	$5,583	$4,519

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,320	$130,292	$131,624	$142,426	$146,408	$166,208
Accumulated other comprehensive (loss)	$771	$1,361	$802	$1,304	$207	$163	$(171)	$100
Retained earnings	$(137,241)	$(128,976)	$1,041	$1,940	$2,357	$4,387	$10,397	$12,557
Total stockholders' equity attributable to Funko, Inc. / members' equity	$154,990	$164,428	$131,167	$133,540	$134,192	$146,980	$156,638	$178,870
Non-controlling interests	$—	$—	$149,988	$141,050	$132,149	$129,438	$139,728	$118,550
Total stockholders' / members' equity	$154,990	$164,428	$281,155	$274,590	$266,341	$276,418	$296,366	$297,420
Total liabilities and stockholders' equity	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019	$689,063

(Adjustment)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$—	$—	$—	$—	$—	$—	$—	$266
Inventory	$96	$520	$505	$451	$562	$1,048	$—	$492
Total current assets	$96	$520	$505	$451	$562	$1,048	$—	$758

Goodwill	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260
Intangible assets, net	$—	$—	$—	$—	$—	$—	$—	$(137)
Deferred tax asset	$—	$—	$—	$—	$—	$109	$61	$45
Total assets	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321	$3,926

Liabilities:
Accrued royalties	$—	$317	$(423)	$—	$—	$—	$—	$—
Accrued expenses and other current liabilities	$2,918	$3,244	$3,637	$3,573	$4,161	$4,796	$5,394	$5,925
Total current liabilities	$2,918	$3,561	$3,214	$3,573	$4,161	$4,796	$5,394	$5,925
Deferred tax liability	$—	$—	$(76)	$(101)	$(136)	$—	$—	$—
Deferred rent and other long-term liabilities	$—	$—	$490	$620	$775	$1,135	$1,040	$1,039

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$—	$—	$(254)	$(254)	$(254)	$(254)	$(254)	$(254)
Accumulated other comprehensive (loss)	$4	$4	$4	$4	$4	$4	$4	$4
Retained earnings	$434	$215	$213	$(89)	$(436)	$(897)	$(1,680)	$(1,645)
Total stockholders' equity attributable to Funko, Inc. / members' equity	$438	$219	$(37)	$(339)	$(686)	$(1,147)	$(1,930)	$(1,895)
Non-controlling interests	$—	$—	$174	$(42)	$(292)	$(367)	$(1,182)	$(1,143)
Total stockholders' / members' equity	$438	$219	$137	$(381)	$(978)	$(1,514)	$(3,112)	$(3,038)
Total liabilities and stockholders' equity	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321	$3,926

(Revised)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627	$117,884
Inventory	$58,078	$79,356	$79,587	$74,401	$64,153	$82,254	$86,622	$75,888
Total current assets	$184,031	$217,632	$224,520	$194,137	$190,034	$245,158	$260,639	$233,253
Goodwill	$109,781	$110,525	$114,162	$116,758	$116,312	$116,237	$116,078	$125,152
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645	$233,018
Deferred tax asset	$—	$—	$51	$82	$78	$5,904	$7,407	$21,126
Total assets	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340	$692,989

Liabilities:
Accrued royalties	$16,297	$25,697	$25,546	$18,858	$19,351	$31,494	$39,020	$28,359
Accrued expenses and other current liabilities	$29,962	$36,115	$30,669	$33,299	$29,891	$35,862	$33,015	$25,572
Total current liabilities	$161,285	$208,473	$133,140	$122,069	$126,313	$170,077	$143,250	$126,025
Deferred tax liability	$—	$—	$512	$588	$123	$65	$5	$23
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,964	$4,549	$4,802	$5,924	$6,623	$5,558

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,066	$130,038	$131,370	$142,172	$146,154	$165,954
Accumulated other comprehensive (loss)	$775	$1,365	$806	$1,308	$211	$167	$(167)	$104
Retained earnings	$(136,807)	$(128,761)	$1,254	$1,851	$1,921	$3,490	$8,717	$10,912
Total stockholders' equity attributable to Funko, Inc. / members' equity	$155,428	$164,647	$131,130	$133,201	$133,506	$145,833	$154,708	$176,975
Non-controlling interests	$—	$—	$150,162	$141,008	$131,857	$129,071	$138,546	$117,407
Total stockholders' / members' equity	$155,428	$164,647	$281,292	$274,209	$265,363	$274,904	$293,254	$294,382
Total liabilities and stockholders' equity	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340	$692,989

The following tables present the revised results for each full-year and quarterly period that was impacted, the adjustments made to each period and the previously reported amounts to summarize the effect of the revision on the previously-issued consolidated financial statements for the periods impacted.

(As reported)	Year Ended December 31, 2018	Year Ended December 31, 2017
	(In thousands, except per share data)
Statements of Operations Data:
Cost of sales (exclusive of depreciation and amortization shown separately below)	$428,062	$317,379
Total operating expenses	$622,527	$473,939
Income from operations	$63,546	$42,145
Income before income taxes	$33,178	$7,140
Income tax expense	$4,867	$1,540
Net income	$28,311	$5,600
Net income attributable to non-controlling interests	$18,955	$1,875
Net income attributable to Funko, Inc.	$9,356	$3,725

Earnings per share of Class A common stock:
Basic	$0.39	$0.04
Diluted	$0.37	$0.04

(Adjustment)	Year Ended December 31, 2018	Year Ended December 31, 2017
	(In thousands, except per share data)
Statements of Operations Data:
Cost of sales (exclusive of depreciation and amortization shown separately below)	$2,684	$(112)
Total operating expenses	$2,684	$(112)
Income from operations	$(2,684)	$112
Income before income taxes	$(2,684)	$112
Income tax expense	$565	$(274)
Net income	$(3,249)	$386
Net income attributable to non-controlling interests	$(1,356)	$172
Net income attributable to Funko, Inc.	$(1,893)	$214

Earnings per share of Class A common stock:
Basic	$(0.08)	$—
Diluted	$(0.08)	$—

(Revised)	Year Ended December 31, 2018	Year Ended December 31, 2017
	(In thousands, except per share data)
Statements of Operations Data:
Cost of sales (exclusive of depreciation and amortization shown separately below)	$430,746	$317,267
Total operating expenses	$625,211	$473,827
Income from operations	$60,862	$42,257
Income before income taxes	$30,494	$7,252
Income tax expense	$5,432	$1,266
Net income	$25,062	$5,986
Net income attributable to non-controlling interests	$17,599	$2,047
Net income attributable to Funko, Inc.	$7,463	$3,939

Earnings per share of Class A common stock:
Basic	$0.31	$0.04
Diluted	$0.29	$0.04

(As reported)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,387	$102,926	$85,921	$85,717	$108,898	$147,526
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,810	$34,229	$41,267	$45,015
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204
Total operating expenses	$100,687	$125,467	$150,097	$130,060	$129,596	$160,126	$202,745
Income from operations	$4,059	$17,345	$19,377	$7,151	$9,127	$16,789	$30,479
Income (loss) before income taxes	$(3,514)	$8,286	$7,995	$2,697	$941	$9,605	$19,935
Income tax expense	$1,024	$22	$494	$460	$70	$1,519	$2,818
Net income (loss)	$(4,538)	$8,264	$7,501	$2,237	$871	$8,086	$17,117
Net income attributable to non-controlling interests	$-	$-	$1,875	$1,338	$454	$6,056	$11,107
Net income (loss) attributable to Funko, Inc.	$(4,538)	$8,264	$5,626	$899	$417	$2,030	$6,010

Earnings per share of Class A common stock:
Basic			$0.04	$0.04	$0.02	$0.09	$0.24
Diluted			$0.04	$0.04	$0.01	$0.08	$0.23

(Adjustment)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$-	$-	$-	$-	$-	$-	$-
Cost of sales (exclusive of depreciation and amortization shown separately below)	$-	$219	$(331)	$723	$167	$148	$1,646
Selling, general, and administrative expenses	$-	$-	$-	$(308)	$308	$-	$-
Depreciation and amortization	$-	$-	$-	$-	$-	$-	$-
Total operating expenses	$-	$219	$(331)	$415	$475	$148	$1,646
Income from operations	$-	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)
Income (loss) before income taxes	$-	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)
Income tax expense	$(435)	$-	$161	$103	$122	$387	$(48)
Net income (loss)	$435	$(219)	$170	$(518)	$(597)	$(535)	$(1,598)
Net income attributable to non-controlling interests	$-	$-	$172	$(216)	$(250)	$(75)	$(815)
Net income (loss) attributable to Funko, Inc.	$435	$(219)	$(2)	$(302)	$(347)	$(460)	$(783)

Earnings per share of Class A common stock:
Basic			$-	$(0.01)	$(0.02)	$(0.02)	$(0.03)
Diluted			$-	$(0.02)	$(0.01)	$(0.02)	$(0.03)

(Revised)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,606	$102,595	$86,644	$85,884	$109,046	$149,172
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,502	$34,537	$41,267	$45,015
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204
Total operating expenses	$100,687	$125,686	$149,766	$130,475	$130,071	$160,274	$204,391
Income from operations	$4,059	$17,126	$19,708	$6,736	$8,652	$16,641	$28,833
Income (loss) before income taxes	$(3,514)	$8,067	$8,326	$2,282	$466	$9,457	$18,289
Income tax expense	$589	$22	$655	$563	$192	$1,906	$2,770
Net income (loss)	$(4,103)	$8,045	$7,671	$1,719	$274	$7,551	$15,519
Net income attributable to non-controlling interests	$-	$-	$2,047	$1,122	$204	$5,981	$10,292
Net income (loss) attributable to Funko, Inc.	$(4,103)	$8,045	$5,624	$597	$70	$1,570	$5,227

Earnings per share of Class A common stock:
Basic			$0.04	$0.03	$-	$0.07	$0.21
Diluted			$0.04	$0.02	$-	$0.06	$0.20

(As reported)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627
Inventory	$57,982	$78,836	$79,082	$73,950	$63,591	$81,206	$86,622
Total current assets	$183,935	$217,112	$224,015	$193,686	$189,472	$244,110	$260,639

Goodwill	$106,521	$107,265	$110,902	$113,498	$113,052	$112,977	$112,818
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645
Deferred tax asset	$—	$—	$51	$82	$78	$5,795	$7,346
Total assets	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019

Liabilities:
Accrued royalties	$16,297	$25,380	$25,969	$18,858	$19,351	$31,494	$39,020
Accrued expenses and other current liabilities	$27,044	$32,871	$27,032	$29,726	$25,730	$31,066	$27,621
Total current liabilities	$158,367	$204,912	$129,926	$118,496	$122,152	$165,281	$137,856
Deferred tax liability	$—	$—	$588	$689	$259	$65	$5
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,474	$3,929	$4,027	$4,789	$5,583

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,320	$130,292	$131,624	$142,426	$146,408
Accumulated other comprehensive (loss)	$771	$1,361	$802	$1,304	$207	$163	$(171)
Retained earnings	$(137,241)	$(128,976)	$1,041	$1,940	$2,357	$4,387	$10,397
Total stockholders' equity attributable to Funko, Inc. / members' equity	$154,990	$164,428	$131,167	$133,540	$134,192	$146,980	$156,638
Non-controlling interests	$—	$—	$149,988	$141,050	$132,149	$129,438	$139,728
Total stockholders' / members' equity	$154,990	$164,428	$281,155	$274,590	$266,341	$276,418	$296,366
Total liabilities and stockholders' equity	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019

(Adjustment)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$—	$—	$—	$—	$—	$—	$—
Inventory	$96	$520	$505	$451	$562	$1,048	$—
Total current assets	$96	$520	$505	$451	$562	$1,048	$—

Goodwill	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260
Intangible assets, net	$—	$—	$—	$—	$—	$—	$—
Deferred tax asset	$—	$—	$—	$—	$—	$109	$61
Total assets	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321

Liabilities:
Accrued royalties	$—	$317	$(423)	$—	$—	$—	$—
Accrued expenses and other current liabilities	$2,918	$3,244	$3,637	$3,573	$4,161	$4,796	$5,394
Total current liabilities	$2,918	$3,561	$3,214	$3,573	$4,161	$4,796	$5,394
Deferred tax liability	$—	$—	$(76)	$(101)	$(136)	$—	$—
Deferred rent and other long-term liabilities	$—	$—	$490	$620	$775	$1,135	$1,040

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$—	$—	$(254)	$(254)	$(254)	$(254)	$(254)
Accumulated other comprehensive (loss)	$4	$4	$4	$4	$4	$4	$4
Retained earnings	$434	$215	$213	$(89)	$(436)	$(897)	$(1,680)
Total stockholders' equity attributable to Funko, Inc. / members' equity	$438	$219	$(37)	$(339)	$(686)	$(1,147)	$(1,930)
Non-controlling interests	$—	$—	$174	$(42)	$(292)	$(367)	$(1,182)
Total stockholders' / members' equity	$438	$219	$137	$(381)	$(978)	$(1,514)	$(3,112)
Total liabilities and stockholders' equity	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321

(Revised)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,
	2017	2017	2017	2018	2018	2018	2018
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627
Inventory	$58,078	$79,356	$79,587	$74,401	$64,153	$82,254	$86,622
Total current assets	$184,031	$217,632	$224,520	$194,137	$190,034	$245,158	$260,639
Goodwill	$109,781	$110,525	$114,162	$116,758	$116,312	$116,237	$116,078
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645
Deferred tax asset	$—	$—	$51	$82	$78	$5,904	$7,407
Total assets	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340

Liabilities:
Accrued royalties	$16,297	$25,697	$25,546	$18,858	$19,351	$31,494	$39,020
Accrued expenses and other current liabilities	$29,962	$36,115	$30,669	$33,299	$29,891	$35,862	$33,015
Total current liabilities	$161,285	$208,473	$133,140	$122,069	$126,313	$170,077	$143,250
Deferred tax liability	$—	$—	$512	$588	$123	$65	$5
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,964	$4,549	$4,802	$5,924	$6,623

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,066	$130,038	$131,370	$142,172	$146,154
Accumulated other comprehensive (loss)	$775	$1,365	$806	$1,308	$211	$167	$(167)
Retained earnings	$(136,807)	$(128,761)	$1,254	$1,851	$1,921	$3,490	$8,717
Total stockholders' equity attributable to Funko, Inc. / members' equity	$155,428	$164,647	$131,130	$133,201	$133,506	$145,833	$154,708
Non-controlling interests	$—	$—	$150,162	$141,008	$131,857	$129,071	$138,546
Total stockholders' / members' equity	$155,428	$164,647	$281,292	$274,209	$265,363	$274,904	$293,254
Total liabilities and stockholders' equity	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340